PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 1,559,110	$ 1,027,086
Depreciation of property, plant and equipment	77,366	68,686	$ 47,371
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	468,309	444,829
Machine and equipment
Property, Plant and Equipment [Line Items]
Cost	910,070	880,554
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	59,549	55,437
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,176	1,123
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(466,549)	(381,685)
Total	972,555	1,000,258
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 586,555	$ 26,828